Long-Term Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Schedule of Company's defined benefit pension plan
	00000000	00000000	00000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$352	$330	$274
Current service cost	11	11	9
Interest cost	19	18	16
Actuarial losses (gains) and changes in actuarial assumptions	42	(5)	32
Benefits paid	(14)	(17)	(14)
Special termination benefit	1	8	—
Acquisition	—	5	—
Divestitures	(3)	—	—
Currency translation	(5)	2	13

End of year	403	352	330

Plan assets at fair value
Beginning of year	253	218	176
Return on plan assets	—	25	37
Employer contributions	24	21	13
Benefits paid	(14)	(15)	(13)
Settlement	—	—	(5)
Currency translation	(4)	4	10

End of year	259	253	218

Ending funded status	$144	$99	$112

Amounts recorded in the consolidated balance sheet
Non-current asset	$(1)	$—	$—
Current liability	2	2	2
Non-current liability	143	97	110

Net amount	$144	$99	$112

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(101)	$(42)	$(57)

	000000	000000	000000
	2011	2010	2009

Net periodic benefit cost
Current service cost	$11	$11	$9
Interest cost	19	18	16
Return on plan assets	(19)	(17)	(14)
Actuarial losses	1	2	2
Special termination benefit	1	8	—

Net periodic benefit cost	$13	$22	$13

Long-term employee benefit liabilities
	0000000	0000000	0000000
	2011	2010	2009

Defined benefit pension plans and other [a]	$143	$97	$110
Termination and long service arrangements [b]	229	212	184
Retirement medical benefits plans [c]	37	34	34
Other long-term employee benefits	10	13	11

Long-term employee benefit obligations	$419	$356	$339

Future benefit payments
	00000000	00000000	00000000	00000000
	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total

Expected employer contributions - 2012	$17	$8	$2	$27

Expected benefit payments:
2012	$16	$8	$2	$26
2013	14	8	2	24
2014	14	10	3	27
2015	14	11	3	28
2016	14	12	3	29
Thereafter	81	88	12	181

	$153	$137	$25	$315

Asset allocation of the defined benefit pension plans

	2012	2011	2010

Equity securities	55-75%	60%	50%
Fixed income securities	25-45%	39%	21%
Cash and cash equivalents	0-15%	1%	29%

	100%	100%	100%

Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of weighted average significant actuarial assumptions adopted in measuring the Company's obligations and costs
	00000000	00000000	00000000
	2011	2010	2009

Projected benefit obligation
Discount rate	4.7%	5.5%	5.8%
Rate of compensation increase	2.8%	2.6%	3.6%

Net periodic benefit cost
Discount rate	5.2%	5.9%	6.3%
Rate of compensation increase	2.7%	3.5%	3.6%
Expected return on plan assets	7.1%	7.7%	7.4%

Termination and long service arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of weighted average significant actuarial assumptions adopted in measuring the Company's obligations and costs
	000000	000000	000000
	2011	2010	2009

Discount rate	5.4%	4.9%	6.2%
Rate of compensation increase	4.0%	3.9%	4.1%

Schedule of Company's defined benefit pension plan
	000000	000000	000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$220	$190	$188
Current service cost	14	13	13
Interest cost	10	11	12
Actuarial losses (gains) and changes in actuarial assumptions	14	33	(4)
Benefits paid	(11)	(12)	(25)
Divestitures	—	(3)	—
Currency translation	(10)	(12)	6

Ending funded status	$237	$220	$190

Amounts recorded in the consolidated balance sheet
Current liability	$8	$8	$6
Non-current liability	229	212	184

Net amount	$237	$220	$190

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(45)	$(41)	$(16)

	0000000	0000000	0000000
	2011	2010	2009

Net periodic benefit cost
Current service cost	$14	$13	$13
Interest cost	10	11	12
Actuarial losses	6	5	4

Net periodic benefit cost	$30	$29	$29

Retirement medical benefits plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of weighted average significant actuarial assumptions adopted in measuring the Company's obligations and costs
	00000000	00000000	00000000
	2011	2010	2009

Retirement medical benefit obligations	4.2%	5.4%	5.7%
Net periodic benefit cost	5.4%	5.7%	6.0%
Health care cost inflation	9.2%	9.2%	9.3%

Schedule of Company's defined benefit pension plan
	0000000	0000000	0000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$36	$36	$66
Current service cost	—	—	1
Interest cost	2	2	3
Actuarial losses and changes in actuarial assumptions	4	1	3
Benefits paid	(3)	(3)	(3)
Curtailment	—	—	(36)
Currency translation	—	—	2

Ending funded status	$39	$36	$36

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2	$2
Non-current liability	37	34	34

Net amount	$39	$36	$36

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$3	$4	$3
Unrecognized actuarial gains	12	18	20

Total accumulated other comprehensive income	$15	$22	$23

	000000011	000000011	000000011	000000011
		2011	2010	2009

Net periodic benefit cost
Current service cost		$ —	$ —	$ 1
Interest cost		2	2	3
Actuarial (gains) losses		(1)	(1)	2
Past service cost amortization		(1)	—	—
Curtailment gain [note 4]		—	—	(26)

Net periodic benefit cost		$ —	$ 1	$ (20)